Leases - Lessor: Lease Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	¥ 70,115	¥ 76,633	¥ 53,441
Real estate asset [member]
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	20,689	31,965	20,960
Operating lease assets other than real estate [member]
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	¥ 49,426	¥ 44,668	¥ 32,481